Credit risk (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Annual Growth Rates

The annual growth rates over the 5 year forecast for each of our scenarios are:

	Upside 2	Upside 1	Base case	Downside 1	Downside 2
Assumption	%	%	%	%	%
House price index(1)	3.40	2.30	2.00	(2.00)	(9.50)
GDP(1)	2.50	2.10	1.60	0.70	0.30
Unemployment rate	2.80	3.80	4.30	6.90	8.60
Interest rate	1.00	1.25	1.50	2.50	2.25

(1)	Compound annual growth rate

Summary of Residential Mortgages by Loan Size

The mortgage asset stock of larger loans was:

	South East including London		UK
Individual mortgage loan size	2018 £m	2017 £m	2018 £m	2017 £m
<£0.25m	45,851	46,766	105,181	106,838
£0.25m to £0.50m	30,488	27,562	39,841	36,036
£0.50m to £1.0m	10,103	9,214	11,551	10,532
£1.0m to £2.0m	1,168	1,046	1,236	1,111
>£2.0m	146	163	148	165

	87,756	84,751	157,957	154,682

Summary of Types of Credit Risk Mitigation

The types of credit risk mitigation, including collateral, across each of our portfolios is:

Portfolio	Description
Residential mortgages	Collateral is in the form of a first legal charge over the property. Before we grant a mortgage, we have the property valued. We have our own guidelines for surveyor valuations, which build on guidance from the Royal Institution of Chartered Surveyors (RICS). But we also make use of automated valuation methodologies where our confidence in the accuracy of this method is high.

Business banking	Includes secured and unsecured lending. We can take mortgage debentures as collateral if the business is incorporated. These are charges over a company’s assets. We can also take guarantees, but we do not treat them as collateral, and we do not put a cash value on them unless they are secured against a tangible asset. If a customer defaults, we work with them to consider debt restructuring options. We generally do not enforce our security over their assets except as a last resort. In which case we might appoint an administrator or receiver.

Consumer (auto) finance	Collateral is in the form of legal ownership of the vehicle for most consumer (auto) finance loans, with the customer being the registered keeper. Only a very small proportion of the consumer (auto) finance business is underwritten as a personal loan. In these cases there is no collateral or security tied to the loan. We use a leading vehicle valuation company to assess the LTV at the proposal stage.

Unsecured lending	Unsecured lending means there is no collateral or security tied to the loan that can be used to mitigate any potential loss if the customer does not pay us back.

Summary of Exposures to Credit Risk in Business Segments

Exposures to credit risk arise in our business segments from:

Retail Banking	Corporate & Commercial Banking	Corporate & Investment Banking	Corporate Centre
• Residential mortgages, business banking, consumer (auto) finance and other unsecured lending (credit cards, personal loans and overdrafts).	• Loans, bank accounts, treasury services, invoice discounting, cash transmission, trade finance and asset finance.	• Loans, treasury products, and treasury markets activities.	• Asset and liability management of our balance sheet, as well as our non-core and Legacy Portfolios being run down.

• We provide these to individuals and small businesses.	• We provide these to SMEs and mid corporates, Commercial Real Estate and Social Housing associations.	• We provide these to large corporates, as well as sovereigns and other international organisations.	• Exposures include sovereign and other international organisation assets that we hold for liquidity.

Types Of Customers And HowTo Manage Them

We manage credit risk across all our business segments in line with the credit risk lifecycle that we show in the next section. We tailor the way we manage risk across the lifecycle to the type of customer. We classify our customers as standardised or non-standardised:

Standardised	Non-standardised
• Mainly individuals and small businesses. Their transactions are for relatively small amounts of money, and share similar credit characteristics.	• Mainly medium and large corporate customers. Their transactions are for larger values, and have more diverse credit characteristics.

• In Retail Banking, Corporate & Commercial Banking (for some small, non-complex corporate clients) and Corporate Centre (for our non-core portfolios).	• In Retail Banking (for some business banking transactions), Corporate & Commercial Banking, Corporate & Investment Banking and Corporate Centre.

• We manage risk using automated decision-making tools. These are backed by teams of analysts who specialise in this type of risk.	• We manage risk through expert analysis. We support this with decision-making tools based on internal risk assessment models.

Summary of Other Segments Exposures by Credit Performance

We monitor exposures that show potentially higher risk characteristics using our Watchlist process (described in ‘Monitoring’ in the ‘Credit risk management’ section). The table below shows the exposures we monitor, and those we classify as non–performing by portfolio at 31 December 2018 and 2017.

	Committed exposure
		Watchlist
				Non–
	Fully	Enhanced	Proactive	performing		Loss
	performing	monitoring	management	exposure(1)	Total(2)	allowances(3)
2018	£m	£m	£m	£m	£m	£m
Corporate & Commercial Banking
SME and mid corporate	10,350	972	333	253	11,908	160
Commercial Real Estate	6,426	247	47	23	6,743	22
Social Housing	4,626	117	—	—	4,743	—

	21,402	1,336	380	276	23,394	182

Corporate & Investment Banking
Sovereign and Supranational	4,200	—	—	—	4,200	—
Large Corporate	15,304	548	186	26	16,064	18
Financial Institutions	3,814	—	—	—	3,814	—

	23,318	548	186	26	24,078	18

Corporate Centre
Sovereign and Supranational	34,604	—	—	—	34,604	—
Structured Products	4,840	—	—	—	4,840	—
Social Housing	4,321	22	—	—	4,343	—
Legacy Portfolios in run–off	809	26	7	16	858	13
Derivatives	147	—	—	—	147	—
Crown Dependencies	281	—	—	2	283	—

	45,002	48	7	18	45,075	13

Total loss allowances(3)						213

2017
Corporate & Commercial Banking
SME and mid corporate	11,185	815	296	334	12,630	128
Commercial Real Estate	8,254	160	133	59	8,606	27
Social Housing	3,274	—	—	—	3,274	—

	22,713	975	429	393	24,510	155

Corporate & Investment Banking
Sovereign and Supranational	4,355	—	—	—	4,355	—
Large Corporate	20,757	284	8	390	21,439	236
Financial Institutions	6,354	1	100	—	6,455	—

	31,466	285	108	390	32,249	236

Corporate Centre
Sovereign and Supranational	44,495	—	—	—	44,495	—
Structured Products	4,379	—	—	—	4,379	—
Social Housing	5,972	4	—	—	5,976	—
Legacy Portfolios in run–off	977	22	6	20	1,025	6
Derivatives	212	—	—	—	212	—
Crown Dependencies	261	—	—	1	262	—

	56,296	26	6	21	56,349	6

Total observed impairment loss allowances						397
Allowance for IBNO(4)						52

Total loss allowances						449

(1)	Non–performing exposure includes committed facilities and derivative exposures. So it can exceed NPLs which only include on-balance sheet amounts.
(2)	Includes committed facilities and derivatives. We define ‘Enhanced Monitoring’ and ‘Proactive Management’ in the ‘Monitoring‘ section.
(3)	Loss allowances for 2017 were on an incurred loss basis per IAS 39, whilst for 2018 they are on an ECL basis per IFRS 9. The ECL allowance is for both on and off–balance sheet exposures.
(4)	Allowance for IBNO losses as described in Note 1 to the Consolidated Financial Statements.

Summary of Other Segments by Forbearance Applied

Forbearance

We only make forbearance arrangements for lending to customers. The balances at 31 December 2018 and 2017, analysed by their staging (2017: payment status) at the year–end and the forbearance we applied, were:

	2018			2017
	Corporate &	Corporate &		Corporate &	Corporate &
	Commercial	Investment	Corporate	Commercial	Investment	Corporate
	Banking	Banking	Centre	Banking	Banking	Centre(1)
	£m	£m	£m	£m	£m	£m
Stock:(1)
– Term extension	67	42	—	136	55	—
– Interest–only	112	—	8	152	—	14
– Other payment rescheduling	163	26	10	127	299	13

	342	68	18	415	354	27

Of which:

– Stage 1	43	—	3
– Stage 2	78	42	8
– Stage 3	221	26	7
– NPL				273	347	11
– Performing				142	7	16

	342	68	18	415	354	27

Proportion of portfolio	1.5%	0.3%	2.1%	1.7%	1.1%	2.6%

(1)	We base forbearance type on the first forbearance we applied. Tables only show accounts open at the year–end. Amounts are drawn balances and include off balance sheet balances.

Summary of Commercial Real Estate by Loan to Value

The table below shows the LTV distribution for our CRE loan stock and NPL stock (based on the drawn balance and our latest estimate of the property’s current value) of the portfolio at 31 December 2018 and 2017.

	2018				2017
	Total stock		NPL stock		Total Stock		NPL stock
Loans and advances to customers	£m	%	£m	%	£m	%	£m	%
<=50%	3,663	56	3	11	4,146	51	6	9
>50–70%	2,039	32	4	14	3,035	37	2	3
>70–100%	47	1	1	3	36	—	1	1
>100% i.e. negative equity	18	—	16	55	52	1	48	70
Standardised portfolio(1)	631	10	5	17	629	8	12	17

Total with collateral	6,398	99	29	100	7,898	97	69	100
Development loans	61	1	—	—	246	3	—	—

	6,459	100	29	100	8,144	100	69	100

(1)	Smaller value transactions, mainly commercial mortgages.

Summary of Commercial Real Estate by Sector

Sector analysis

	2018		2017
Sector	£m	%	£m	%
Office	1,556	24	2,181	27
Retail	1,004	16	1,389	17
Industrial	888	14	1,176	14
Residential	927	14	1,001	12
Mixed use	932	14	1,146	14
Student accommodation	123	2	133	2
Hotels and leisure	309	5	304	4
Other	89	1	185	2
Standardised portfolio(1)	631	10	629	8

	6,459	100	8,144	100

(1)	Smaller value transactions, mainly commercial mortgages.

Summary of Key Metrics to Measure and Control Credit Risk

We use a number of key metrics to measure and control credit risk, as follows:

Metric	Description
ECL	ECL tells us what credit risk is likely to cost us either over the next 12 months on qualifying exposures, or defaults over the lifetime of the exposure where there is evidence of a SICR since origination. We explain how we calculate ECL below.

Stages 1, 2 and 3	We assess each facility’s credit risk profile to determine which stage to allocate them to, and we monitor where there is a SICR and transfers between the Stages including monitoring of coverage ratios for each stage. We explain how we allocate a facility to Stage 1, 2 or 3 below.

Expected Loss (EL)	EL is based on the regulatory capital rules of CRD IV and gives us another view of credit risk. It is the product of the probability of default, exposure at default and loss given default. We calculate each factor in accordance with CRD IV, and include direct and indirect costs. We base them on our risk models and our assessment of each customer’s credit quality. There are differences between regulatory EL and IFRS 9 ECL, which we set out below. For the rest of our Risk review, impairments, losses and loss allowances refer to calculations in accordance with IFRS, unless we specifically say they relate to CRD IV. For our IFRS accounting policy on impairment, see Note 1 to the Consolidated Financial Statements.

Non-Performing Loans (NPLs)	We use NPLs to monitor how our portfolios behave. We classify loans as NPLs when customers do not make a payment for three months or more, or if we have data to make us doubt they can keep up with their payments. There are differences between NPL and Stage 3, which we set out in the ‘Definition of default used for NPL’ section below. Although we adopted IFRS 9 from 1 January 2018, we continued to monitor NPLs as a key metric in 2018 as the NPL ratio was one of Santander UK’s Key Performance Indicators for 2016-2018.

Summary of Probability Weightings Applied to Scenarios	The probability weights we applied to the scenarios are:

Scenario type	Probability %
Upside 2	5
Upside 1	15
Base case	40
Downside 1	30
Downside 2	10

Summary of Quantitative Criteria to Measure Significant Increase in Credit Risk

For each portfolio, the quantitative criteria are:

Retail Banking(1)
	Consumer (auto)	Other unsecured			Corporate &	Corporate &
Mortgages	finance(2)	Personal loans(2)	Credit cards	Overdrafts	Commercial Banking(2)	Investment Banking
30bps	300bps	400bps	340bps	260bps	400bps	Internal rating method

(1)	In Business banking, for larger customers we apply the same criteria that we use for Corporate & Commercial Banking.
(2)

Consumer (auto) finance, Personal loans and Corporate & Commercial Banking use the comparison of lifetime PDs to determine Stage allocation, unlike other products which first turn the lifetime PD into an average yearly PD (annualised) and then do the comparison.

Summary of Qualitative Criteria to Measure Significant Increase in Credit Risk

We also use qualitative criteria to identify where an exposure has increased in credit risk, independent of any changes in PD. For each portfolio, the qualitative criteria are:

Retail Banking(1)
	Consumer (auto)	Other unsecured			Corporate &	Corporate &
Mortgages	finance	Personal loans	Credit cards	Overdrafts	Commercial Banking	Investment Banking
In forbearance Default in last 24m	In forbearance Deceased or Insolvent	In Collections Default in last 12m	In forbearance Default in last 12m	Fees suspended Default in last 12m	In forbearance Watchlist – proactive management	Watchlist – proactive management

>30 Days past due (DPD) in last 12m	Court ‘Return of goods’ order or Police watchlist	NPL in last 12m	In Collections	Debit dormant >35 days	NPL in last 12m

Bankrupt	Agreement terminated				Default at proxy origination

£100+ arrears	Payment holiday	£50+ arrears	£100+ arrears	Any excess in month

	Cash Collection		Behaviour score <565

(1)	In Business banking, for larger customers we apply the same criteria that we use for Corporate & Commercial Banking.

Summary of Difference Between Maximum and Net Exposure to Credit Risk

The tables below show the main differences between our maximum and net exposure to credit risk. They show the effects of collateral, netting, and risk transfer to mitigate our exposure. The tables only show the financial assets that credit risk affects and to which the impairment requirements in IFRS 9 (2017: IAS 39) are applied.

	Maximum exposure
	Balance sheet asset			Off-balance sheet			Collateral(1)
2018	Gross amounts £bn	Loss allowance(2) £bn	Net amounts £bn	Gross amounts £bn	Loss allowance(2) £bn	Net amounts £bn	Cash £bn	Non-cash £bn	Netting(3) £bn	Net exposure £bn
Cash and balances at central banks	24.2	—	24.2	—	—	—	—	—	—	24.2

Financial assets at amortised cost:
– Loans and advances to customers:(4)
– Loans secured on residential properties(5)	158.2	(0.2)	158.0	11.2	—	11.2	—	(164.1)	—	5.1
– Corporate loans	27.8	(0.2)	27.6	17.0	—	17.0	—	(20.2)	—	24.4
– Finance leases	6.8	(0.1)	6.7	0.2	—	0.2	(0.1)	(6.1)	—	0.7
– Other unsecured loans	7.6	(0.2)	7.4	11.6	(0.1)	11.5	—	—	—	18.9
– Amounts due from fellow Banco Santander group subsidiaries and joint ventures	2.0	—	2.0	—	—	—	—	(0.6)	—	1.4

– Total loans and advances to customers	202.4	(0.7)	201.7	40.0	(0.1)	39.9	(0.1)	(191.0)	—	50.5

– Loans and advances to banks	3.5	—	3.5	1.6	—	1.6	—	—	—	5.1

– Reverse repurchase agreements – non trading(6)	21.1	—	21.1	—	—	—	—	(18.4)	(2.7)	—

– Other financial assets at amortised cost	7.2	—	7.2	—	—	—	—	—	—	7.2

Total financial assets at amortised cost:	234.2	(0.7)	233.5	41.6	(0.1)	41.5	(0.1)	(209.4)	(2.7)	62.8

Financial assets at FVOCI
– Loans and advances to customers	0.1	—	0.1	0.1	—	0.1	—	—	—	0.2
– Debt securities	13.2	—	13.2	—	—	—	—	—	—	13.2

Total financial assets at FVOCI	13.3	—	13.3	0.1	—	0.1	—	—	—	13.4

Total	271.7	(0.7)	271.0	41.7	(0.1)	41.6	(0.1)	(209.4)	(2.7)	100.4

2017
Cash and balances at central banks	32.8	—	32.8	—			—	—	—	32.8

Loans and advances to customers:(4)(6)
– Advances secured on residential property(5)	155.4	(0.2)	155.2	12.4			—	(167.4)	—	0.2
– Corporate loans	30.9	(0.5)	30.4	17.1			—	(21.8)	—	25.7
– Finance leases	6.7	—	6.7	0.6			(0.1)	(5.8)	—	1.4
– Other unsecured loans	6.2	(0.2)	6.0	11.1			—	(0.1)	—	17.0
– Amounts due from fellow Banco Santander group subsidiaries and joint ventures	1.2	—	1.2	—			—	—	—	1.2
Total loans and advances to customers(6)	200.4	(0.9)	199.5	41.2			(0.1)	(195.1)	—	45.5

Loans and advances to banks(6)	3.5	—	3.5	1.6			—	—	—	5.1

Reverse repurchase agreements – non trading(6)	2.6	—	2.6	—			—	(2.5)	—	0.1

Financial investments:
– Loans and receivables securities(4)	2.2	—	2.2	0.7			—	—	—	2.9
– Available–for–sale debt securities	8.8	—	8.8	—			—	—	—	8.8
– Held–to–maturity debt securities	6.5	—	6.5	—			—	—	—	6.5

Total financial investments	17.5	—	17.5	0.7			—	—	—	18.2

Total	256.8	(0.9)	255.9	43.5			(0.1)	(197.6)	—	101.7

(1)

The forms of collateral we take to reduce credit risk include: residential and commercial property; other physical assets, including motor vehicles; liquid securities, including those transferred under reverse repurchase agreements; cash, including cash used as collateral for derivative transactions; and receivables. Charges on residential property are most of the collateral we take.

(2)

Loss allowances for 2017 were on an incurred loss basis per IAS 39, whilst for 2018 they are on an ECL basis per IFRS 9. The loss allowance for off–balance sheet assets is classified in the balance sheet in provisions – other liabilities.

(3)

We can reduce credit risk exposures by applying netting. We do this mainly for derivative and repurchase transactions with financial institutions. For derivatives, we use standard master netting agreements. They allow us to set off our credit risk exposure to a counterparty from a derivative against our obligations to the counterparty in the event of default. This gives us a lower net credit exposure. They may also reduce settlement exposure. For more on this, see ‘Credit risk mitigation’ in the ‘Other business segments – credit risk management’ section.

(4)	Balances include interest we have charged to the customer’s account and accrued interest that we have not charged to the account yet.
(5)

The collateral value we have shown against advances secured on residential property is limited to the balance of each associated individual loan. It does not include the impact of over–collateralisation (where the collateral has a higher value than the loan balance) and includes collateral we would receive on draw down of certain off–balance sheet commitments.

(6)

From 1 January 2018, the non-trading reverse repurchase agreements that are held at amortised cost are now presented as separate lines in the balance sheet, as described in Note 1. Comparatives are re-presented accordingly.

Summary of Difference Between Maximum and Net Exposure to Credit Risk

The tables below show the main differences between our maximum and net exposure to credit risk on the financial assets that credit risk affects and to which the impairment requirements in IFRS 9 are not applied.

	Balance sheet asset
	gross	Collateral(1)			Net
	amount	Cash	Non-cash	Netting(2)	exposure
2018	£bn	£bn	£bn	£bn	£bn
Financial assets at FVTPL
– Derivative financial instruments	5.3	—	(2.1)	(0.9)	2.3
– Other financial assets at FVTPL	6.1	—	(2.3)	—	3.8

Total	11.4	—	(4.4)	(0.9)	6.1

2017
Financial assets designated at fair value
– Trading assets:
– Securities repurchased under resale agreements	8.9	—	(8.5)	(0.4)	—
– Debt securities	5.2	—	—	—	5.2
– Cash collateral	6.2	—	—	—	6.2
– Short–term loans	0.7	—	—	—	0.7

– Total trading assets	21.0	—	(8.5)	(0.4)	12.1

– Derivative financial instruments	19.9	(2.8)	—	(14.8)	2.3

– Financial assets designated at fair value:
– Loans and advances to customers	1.6	—	(1.6)	—	—
– Debt securities	0.5	—	—	—	0.5

Total financial assets designated at fair value	2.1	—	(1.6)	—	0.5

Total	43.0	(2.8)	(10.1)	(15.2)	14.9

(1)

The forms of collateral we take to reduce credit risk include: liquid securities, including those transferred under reverse repurchase agreements; cash, including cash used as collateral for derivative transactions; and receivables.

(2)

We can reduce credit risk exposures by applying netting. We do this mainly for derivative and repurchase transactions with financial institutions. For derivatives, we use standard master netting agreements. They allow us to set off our credit risk exposure to a counterparty from a derivative against our obligations to the counterparty in the event of default. This gives us a lower net credit exposure. They may also reduce settlement exposure. For more on this, see ‘Credit risk mitigation’ in the ‘Other business segments – credit risk management’ section.

Summary of Credit Rating of Financial Assets Subject to Credit Risk

The tables below show the credit rating of our financial assets to which the impairment requirements in IFRS 9 (2017: IAS 39) are applied. For more on the credit rating profiles of key portfolios, see the ‘Credit risk – Retail Banking’ and ‘Credit risk – other business segments’ sections.

	Santander UK risk grade
2018	9 £bn	8 £bn	7 £bn	6 £bn	5 £bn	4 £bn	3 to 1 £bn	Other(1) £bn	Loss allowance(2) £bn		Total £bn
Cash and balances at central banks	24.2	—	—	—	—	—	—	—	—		24.2

– Stage 1	24.2	—	—	—	—	—	—	—	—		24.2

Financial assets at amortised cost:
– Loans and advances to customers(3)	10.0	27.5	72.4	51.6	20.3	11.4	6.3	2.9	(0.7)		201.7

– Stage 1	10.0	27.5	72.2	50.3	17.6	6.9	1.1	2.8	(0.1)		188.3
– Stage 2	—	—	0.2	1.3	2.7	4.5	2.8	0.1	(0.3)		11.3
– Stage 3	—	—	—	—	—	—	2.4	—	(0.3)		2.1

– Loans and advances to banks	0.9	0.2	1.4	—	—	—	—	1.0	—		3.5

– Stage 1	0.9	0.2	1.4	—	—	—	—	1.0	—		3.5

– Reverse repo agreements – non trading(4)	15.2	3.8	1.3	0.4	—	—	—	0.4	—		21.1

– Stage 1	15.2	3.8	1.3	0.4	—	—	—	0.4	—		21.1

– Other financial assets at amortised cost	7.2	—	—	—	—	—	—	—	—		7.2

– Stage 1	7.2	—	—	—	—	—	—	—	—		7.2

Total financial assets at amortised cost	33.3	31.5	75.1	52.0	20.3	11.4	6.3	4.3	(0.7)		233.5

Financial assets at FVOCI:	6.6	5.8	0.7	—	—	—	—	0.2	—		13.3

– Stage 1	6.6	5.8	0.7	—	—	—	—	0.2	—		13.3

Total on balance sheet exposures	64.1	37.3	75.8	52.0	20.3	11.4	6.3	4.5	(0.7)		271.0

Off–balance sheet exposures	0.7	8.0	8.9	9.0	5.4	1.3	0.5	7.9	(0.1	)(5)	41.6

– Stage 1	0.7	8.0	8.9	8.9	5.3	1.2	0.3	7.9	(0.1)		41.1
– Stage 2	—	—	—	0.1	0.1	0.1	0.1	—	—		0.4
– Stage 3	—	—	—	—	—	—	0.1	—	—		0.1

Total	64.8	45.3	84.7	61.0	25.7	12.7	6.8	12.4	(0.8)		312.6

2017
Cash and balances at central banks	31.8	—	—	—	—	—	—	1.0	—		32.8

Loans and advances to banks	1.3	0.2	0.7	—	—	—	—	1.3	—		3.5

Loans and advances to customers:(3)
– Loans secured on residential property	3.2	26.7	75.2	35.2	6.2	4.5	4.4	—	(0.2)		155.2
– Corporate loans	1.7	5.1	2.1	4.6	9.6	5.1	1.5	1.3	(0.5)		30.5
– Finance leases	—	—	0.4	1.3	2.0	1.8	1.1	0.1	(0.1)		6.6
– Other unsecured loans	—	0.1	0.8	1.6	1.6	0.7	0.5	0.9	(0.2)		6.0
– Amounts due from fellow Banco Santander group subsidiaries and JVs	—	—	—	—	—	—	—	1.2	—		1.2

Total loans and advances to customers	4.9	31.9	78.5	42.7	19.4	12.1	7.5	3.5	(1.0)		199.5

Reverse repo agreements – non trading(4)	—	1.5	0.4	0.4	—	—	—	0.1	—		2.4

Financial investments:
– Loans and receivables securities(2)	1.9	0.1	0.2	—	—	—	—	—	—		2.2
– Available–for–sale debt securities	6.5	1.9	0.4	—	—	—	—	—	—		8.8
– Held–to–maturity debt securities	6.5	—	—	—	—	—	—	—	—		6.5

Total financial investments	14.9	2.0	0.6	—	—	—	—	—	—		17.5

Total	52.9	35.6	80.2	43.1	19.4	12.1	7.5	5.9	(1.0)		255.7

(1)	Includes cash at hand and smaller cases mainly in the consumer (auto) finance and commercial mortgages portfolios. We use scorecards for these items, rather than rating models.
(2)	Loss allowances for 2017 were on an incurred loss basis per IAS 39, whilst for 2018 they are on an ECL basis per IFRS 9.
(3)	Includes interest we have charged to the customer’s account and accrued interest we have not charged to the account yet.
(4)

From 1 January 2018, the non-trading repurchase agreements and non-trading reverse repurchase agreements that are held at amortised cost are now presented as separate lines in the balance sheet, as described in Note 1. Comparatives are re-presented accordingly.

(5)

The total rounds to £0.1bn and is split across all three Stages. In this table, it has been allocated in full to Stage 1 for presentational purposes. For the full detail, see the ‘IFRS 9 Credit Quality’ section.

Summary of Credit Performance

The customer loans in the tables below and in the remainder of the ‘Credit risk’ section are presented differently from the balances in the Consolidated Balance Sheet. The main difference is that customer loans exclude interest we have accrued but not charged to customers’ accounts yet.

	Customer			Gross write-	Loss
	loans	NPLs(1)(2)	NPL ratio(3)	offs	allowances(4)
2018	£bn	£m	%	£m	£m
Retail Banking:	172.8	2,126	1.23	182	594
- of which mortgages	158.0	1,907	1.21	18	237
Corporate & Commercial Banking	17.7	264	1.49	97	182
Corporate & Investment Banking	4.6	—	—	252	18
Corporate Centre	4.8	18	0.38	3	13

	199.9	2,408	1.20	534	807

2017
Retail Banking:	168.7	2,104	1.25	195	491
- of which mortgages	154.7	1,867	1.21	22	225
Corporate & Commercial Banking	19.4	383	1.97	35	195
Corporate & Investment Banking	6.0	340	5.67	—	236
Corporate Centre	6.2	21	0.34	23	18

	200.3	2,848	1.42	253	940

Of which: Corporate lending
2018	24.1	353	1.46	364	253
2017	27.3	838	3.07	56	485

(1)	We define NPLs in the ‘Credit risk management’ section.
(2)	All NPLs (excluding personal bank accounts) continue accruing interest.
(3)	NPLs as a percentage of customer loans.
(4)	Loss allowances for 2017 were on an incurred loss basis per IAS 39, whilst for 2018 they are on an ECL basis per IFRS 9. The ECL allowance is for both on and off–balance sheet exposures.

Summary of IFRS 9 Credit Quality

			Stage 2
31 December 2018	(unaudited) Average PD(1) %	Stage 1 £m	≤ 30 DPD £m	>30 DPD £m	Sub total £m	Stage 3(2) £m	Total £m
Exposures
On-balance sheet
Retail Banking	0.53	160,212	9,375	949	10,324	2,211	172,747
– of which mortgages	0.48	146,619	8,466	890	9,356	1,982	157,957
Corporate & Commercial Banking	0.92	16,394	1,044	—	1,044	264	17,702
Corporate & Investment Banking	0.36	29,177	78	—	78	—	29,255
Corporate Centre	0.14	49,368	122	11	133	16	49,517

Total on-balance sheet		255,151	10,619	960	11,579	2,491	269,221

Off–balance sheet
Retail Banking(3)		22,819	196	—	196	43	23,058
– of which mortgages(3)		11,120	76	—	76	17	11,213
Corporate & Commercial Banking		4,939	182	—	182	12	5,133
Corporate & Investment Banking		12,923	56	—	56	26	13,005
Corporate Centre		531	—	—	—	—	531

Total off–balance sheet(4)		41,212	434	—	434	81	41,727

Total exposures		296,363	11,053	960	12,013	2,572	310,948

ECL
On-balance sheet
Retail Banking		84	217	39	256	228	568
– of which mortgages		10	98	20	118	106	234
Corporate & Commercial Banking		31	26	—	26	111	168
Corporate & Investment Banking		1	1	—	1	—	2
Corporate Centre		5	3	—	3	5	13

Total on-balance sheet		121	247	39	286	344	751

Off–balance sheet
Retail Banking		12	13	—	13	1	26
– of which mortgages		2	1	—	1	—	3
Corporate & Commercial Banking		6	6	—	6	2	14
Corporate & Investment Banking		4	2	—	2	10	16

Total off–balance sheet		22	21	—	21	13	56

Total ECL		143	268	39	307	357	807

Coverage ratio(5)		%	%	%	%	%	%
On-balance sheet
Retail Banking		0.1	2.3	4.1	2.5	10.3	0.3
– of which mortgages		—	1.2	2.2	1.3	5.3	0.1
Corporate & Commercial Banking		0.2	2.5	—	2.5	42.0	0.9
Corporate & Investment Banking		—	1.3	—	1.3	—	—
Corporate Centre		—	2.5	—	2.3	31.3	—

Total on-balance sheet		—	2.3	4.1	2.5	13.8	0.3

Off–balance sheet
Retail Banking		0.1	6.6	—	6.6	2.3	0.1
– of which mortgages		—	1.3	—	1.3	—	—
Corporate & Commercial Banking		0.1	3.3	—	3.3	16.7	0.3
Corporate & Investment Banking		—	3.6	—	3.6	38.5	0.1

Total off-balance sheet		0.1	4.8	—	4.8	16.0	0.1

Total coverage		—	2.4	4.1	2.6	13.9	0.3

(1)

Average IFRS 9 PDs are 12-month, scenario-weighted PDs. Weighted averages are determined using EAD for the first year. Financial assets in default are excluded from the calculation, given they are allocated a PD of 100%.

(2)

Stage 3 exposures under IFRS 9 and NPLs used in our NPL ratio metric are subject to different criteria. These criteria are under review in parallel with the ongoing regulatory changes to the default definition.

(3)	Off-balance sheet exposures include £5.2bn of retail mortgage offers in the pipeline.
(4)	Off-balance sheet amounts consist of contingent liabilities and commitments. For more see Note 32 to the Consolidated Financial Statements. (5) ECL as a percentage of the related exposure.

Stage 2 analysis

Exposure
31 December 2018	£m
Currently in arrears	960
Currently up–to–date:
– PD deterioration	8,509
– Other(1)	2,544

Total Stage 2	12,013

(1)	Mainly due to forbearance.

Total on-balance sheet exposures at 1 January 2018 comprise £200.3bn of customer loans, L&A to banks of £3.5bn (reported in CIB) and £11.3bn of sovereign assets measured at amortised cost, £8.9bn of assets measured at FVOCI, and £32.8bn of cash and balances at central banks (all reported in Corporate Centre).

			Stage 2
1 January 2018	(unaudited) Average PD(1) %	Stage 1 £m	≤ 30 DPD £m	>30 DPD £m	Sub total £m	Stage 3(2) £m	Total £m
Exposures
On-balance sheet
Retail Banking	0.61	155,845	9,537	1,120	10,657	2,222	168,724
– of which mortgages	0.55	142,940	8,765	991	9,756	1,986	154,682
Corporate & Commercial Banking	0.79	18,362	575	71	646	383	19,391
Corporate & Investment Banking	0.17	11,684	93	—	93	340	12,117
Corporate Centre	0.07	56,325	172	38	210	20	56,555

Total on-balance sheet		242,216	10,377	1,229	11,606	2,965	256,787

Off–balance sheet
Retail Banking(3)		23,133	223	5	228	41	23,402
– of which mortgages(3)		12,215	126	2	128	18	12,361
Corporate & Commercial Banking		4,055	211	9	220	5	4,280
Corporate & Investment Banking		14,899	16	—	16	32	14,947
Corporate Centre		830	40	—	40	—	870

Total off–balance sheet(4)		42,917	490	14	504	78	43,499

Total exposures		285,133	10,867	1,243	12,110	3,043	300,286

ECL
On-balance sheet
Retail Banking		97	206	28	234	266	597
– of which mortgages		20	113	16	129	121	270
Corporate & Commercial Banking		38	17	8	25	173	236
Corporate & Investment Banking		8	—	—	—	242	250
Corporate Centre		7	2	2	4	8	19

Total on-balance sheet		150	225	38	263	689	1,102

Off-balance sheet
Retail Banking		13	13	—	13	2	28
– of which mortgages		—	2	—	2	—	2
Corporate & Commercial Banking		5	8	—	8	—	13
Corporate & Investment Banking		8	—	—	—	—	8
Total off-balance sheet		26	21	—	21	2	49

Total ECL		176	246	38	284	691	1,151

Coverage ratio(5)		%	%	%	%	%	%
On-balance sheet
Retail Banking		0.1	2.2	2.5	2.2	12.0	0.4
– of which mortgages		—	1.3	1.6	1.3	6.1	0.2
Corporate & Commercial Banking		0.2	3.0	11.3	3.9	45.2	1.2
Corporate & Investment Banking		0.1	—	—	—	71.2	2.1
Corporate Centre		—	1.2	5.3	1.9	40.0	—

Total on-balance sheet		0.1	2.2	3.1	2.3	23.2	0.4

Off-balance sheet
Retail Banking		0.1	5.8	—	5.7	4.9	0.1
– of which mortgages		—	1.6	—	1.6	—	—
Corporate & Commercial Banking		0.1	3.8	—	3.6	—	0.3
Corporate & Investment Banking		0.1	—	—	—	—	0.1

Total off-balance sheet		0.1	4.3	—	4.2	2.6	0.1

Total coverage		0.1	2.3	3.1	2.3	22.7	0.4

(1)

Average IFRS 9 PDs are 12-month, scenario-weighted PDs. Weighted averages are determined using EAD for the first year. Financial assets in default are excluded from the calculation, given they are allocated a PD of 100%.

(2)

Stage 3 exposures under IFRS 9 and NPLs used in our NPL ratio metric are subject to different criteria. These criteria are under review in parallel with the ongoing regulatory changes to the default definition.

(3)	Off-balance sheet exposures include £6.2bn of retail mortgage offers in the pipeline.
(4)	Off-balance sheet amounts consist of contingent liabilities and commitments. For more, see Note 32 to the Consolidated Financial Statements. (5) ECL as a percentage of the related exposure.

Summary of Stage 2 Decomposition	Stage 2 analysis

Exposure
31 December 2018	£m
Currently in arrears	960
Currently up–to–date:
– PD deterioration	8,509
– Other(1)	2,544

Total Stage 2	12,013

(1)	Mainly due to forbearance.

Summary of Reconciliation of Exposures, ECL and Net Carrying Amounts

The table below shows the relationships between disclosures in this Credit risk review section which refer to drawn exposures and the associated ECL, and the total assets as presented in the Consolidated Balance Sheet.

	On-balance sheet			Off-balance sheet
2018	Exposures £m	Loss allowance £m	Net carrying amount £m	Exposures £m	Loss allowance £m
Retail Banking	172,747	568	172,179	23,058	26
- of which mortgages	157,957	234	157,723	11,213	3
Corporate & Commercial Banking	17,702	168	17,534	5,133	14
Corporate & Investment Banking	29,255	2	29,253	13,005	16
Corporate Centre	49,517	13	49,504	531	—

Total exposures presented in IFRS 9 Credit Quality tables	269,221	751	268,470	41,727	56

Other items(1)			2,501

Adjusted net carrying amount			270,971

Assets classified at FVTPL			11,458
Non-financial assets			6,952

Total assets per the Consolidated Balance Sheet at 31 December 2018			289,381

(1)	These assets carry low credit risk and therefore have an immaterial ECL.

Summary of ECL Reconciliation

The following table shows changes in total exposures subject to ECL assessment, and the corresponding ECL, during the year. The table presents total gross carrying amounts and ECLs at a Santander UK group level. We present segmental views in the sections below.

	Non-credit impaired				Credit impaired
	Stage 1 Subject to 12-month ECL		Stage 2 Subject to lifetime ECL		Stage 3 Subject to lifetime ECL		Total
	Exposures(1) £m	ECL £m	Exposures(1) £m	ECL £m	Exposures(1) £m	ECL £m	Exposures(1) £m	ECL £m
At 1 January 2018	285,133	176	12,110	284	3,043	691	300,286	1,151

Change in economic scenarios(2)	—	4	—	(12)	—	(8)	—	(16)

Changes to model	—	(1)	—	2	—	(8)	—	(7)

Transfer to lifetime ECL (not–credit impaired)(3)	(4,190)	(11)	4,190	11	—	—	—	—
Transfer to credit impaired(3)	(445)	(8)	(603)	(23)	1,048	31	—	—
Transfer to 12–month ECL((3)	3,325	68	(3,325)	(68)	—	—	—	—
Transfer from credit impaired(3)	17	6	443	27	(460)	(33)	—	—

Transfers of financial instruments	(1,293)	55	705	(53)	588	(2)	—	—

Net remeasurement of ECL on stage transfer(4)	—	(63)	—	83	—	79	—	99
New assets originated or purchased(5)	85,933	43	1,087	34	19	13	87,039	90
Other(6)	(19,867)	(20)	(295)	(11)	52	170	(20,110)	139
Assets derecognised – closed good(7)	(53,543)	(51)	(1,594)	(20)	(474)	(44)	(55,611)	(115)
Assets derecognised – written off(7)	—	—	—	—	(656)	(534)	(656)	(534)

At 31 December 2018	296,363	143	12,013	307	2,572	357	310,948	807

Net movement in the year	11,230	(33)	(97)	23	(471)	(334)	10,662	(344)

Income statement charge/(release) for the year		(33)		23		200		190

Recoveries net of collection costs		—		—		(36)		(36)

Charge/(release) to the Income Statement		(33)		23		164		154

(1)	Exposures that have attracted an ECL, and as reported in the IFRS 9 Credit Quality table above.
(2)

Changes to assumptions from the start of the year to the end of the year. Isolates the impact on ECL from changes to the economic variables for each scenario, changes to the scenarios themselves as well as changes in the probability weights from all other movements. The impact of changes in economics on exposure Stage allocations are shown within Transfers of financial instruments.

(3)

Total impact of facilities that moved Stage(s) in the year. This means, for example, that where risk parameter changes (model inputs) or model changes (methodology) result in a facility moving Stage, the full impact is reflected here (rather than in Other). Stage flow analysis only applies to facilities that existed at both the start and end of the year. Transfers between each Stage are based on opening balances and ECL at the start of the period.

(4)	Relates to the revaluation of ECL following the transfer of an exposure from one Stage to another.
(5)

Exposures and ECL at reporting date of facilities that did not exist at the start of the year, but did at the end. Amounts in Stage 2 and 3 represent assets which have deteriorated during the year subsequent to origination in Stage 1.

(6)

Residual movements on facilities that did not change Stage in the year, and which were neither acquired nor purchased in the year. Includes the impact of changes in risk parameters in the year, repayments, draw downs on accounts open at the start and end of the year, unwind of discount rates and increases in ECL requirements of accounts which ultimately were written off in the period.

(7)	Exposures and ECL for facilities that existed at the start of the year, but not at the end.

Summary of Country Risk Explosures

The tables below exclude balances with other Banco Santander companies. We show them separately in the ‘Balances with other Banco Santander companies’ section.

	2018							2017
			Financial institutions							Financial institutions
	Governments £bn	Government guaranteed £bn	Banks(1) £bn	Other £bn	Retail £bn	Corporate £bn	Total(2) £bn	Governments £bn	Government guaranteed £bn	Banks(1) £bn	Other £bn	Retail £bn	Corporate £bn	Total(2) £bn
Eurozone
Ireland	—	—	—	12.3	—	0.4	12.7	—	—	0.2	1.1	—	0.8	2.1
Italy	—	—	—	0.1	—	0.2	0.3	0.4	—	—	0.1	—	0.1	0.6
Spain (excl. Santander)	—	—	—	0.2	—	—	0.2	—	—	0.3	0.1	—	0.1	0.5
Portugal	—	—	—	—	—	—	—	—	—	0.1	—	—	—	0.1
France	—	—	1.0	—	—	—	1.0	—	0.3	2.0	0.2	—	2.2	4.7
Germany	—	—	1.6	—	—	—	1.6	—	—	2.8	—	—	0.1	2.9
Luxembourg	—	—	—	0.9	—	0.2	1.1	—	—	—	1.3	—	0.4	1.7
Other(3)	0.3	—	1.2	0.2	—	1.1	2.8	0.3	—	1.1	0.2	—	1.4	3.0

	0.3	—	3.8	13.7	—	1.9	19.7	0.7	0.3	6.5	3.0	—	5.1	15.6

Other countries
UK	32.1	—	4.3	16.3	194.2	37.5	284.4	44.7	—	9.1	13.0	191.3	42.9	301.0
US	1.1	—	1.5	1.5	—	0.3	4.4	6.3	0.1	8.2	2.3	—	0.1	17.0
Japan(4)	3.8	—	2.6	—	—	—	6.4	3.0	—	2.6	0.2	—	0.8	6.6
Switzerland	—	—	—	—	—	0.1	0.1	0.2	—	0.2	—	—	0.2	0.6
Denmark	—	—	0.2	—	—	0.5	0.7	—	—	0.1	—	—	0.4	0.5
Other	0.1	—	1.9	0.4	0.3	1.0	3.7	0.1	—	2.3	0.9	—	1.9	5.2

	37.1	—	10.5	18.2	194.5	39.4	299.7	54.3	0.1	22.5	16.4	191.3	46.3	330.9

Total	37.4	—	14.3	31.9	194.5	41.3	319.4	55.0	0.4	29.0	19.4	191.3	51.4	346.5

(1)	Excludes balances with central banks.
(2)

Excludes cash at hand, interests in other entities, intangible assets, property, plant and equipment, tax assets, retirement benefit assets and other assets. Loans are included gross of credit provisions.

(3)	Includes The Netherlands of £1.2bn (2017: £1.8bn), Belgium of £0.9bn (2017: £nil), Greece of £nil (2017: £nil).
(4)

Mainly equity instruments listed in Japan and reverse repos with Japanese banks, held as part of our Short Term Markets business. The equity exposures are hedged using derivatives and the additional reverse repos are fully collateralised.

Summary of Balances with Other Banco Santander Companies

At 31 December 2018 and 2017, we had gross balances with other Banco Santander companies as follows:

	2018				2017
	Financial institutions				Financial institutions
	Banks £bn	Other £bn	Corporate £bn	Total £bn	Banks £bn	Other £bn	Corporate £bn	Total £bn
Assets
Spain	2.7	—	—	2.7	4.4	—	—	4.4
UK	—	2.0	—	2.0	—	1.3	—	1.3

	2.7	2.0	—	4.7	4.4	1.3	—	5.7

Liabilities
Spain	3.9	0.1	—	4.0	5.1	0.3	0.1	5.5
UK	—	1.0	—	1.0	0.1	0.2	0.1	0.4
Uruguay	0.2	—	—	0.2	0.1	—	—	0.1
Other <£100m	—	—	—	—	—	0.1	—	0.1

	4.1	1.1	—	5.2	5.3	0.6	0.2	6.1

Summary of Residential Mortgages by Borrower Profile

In this table, ‘home movers’ include both existing customers moving house and taking out a new mortgage with us, and customers who switch their mortgage to us when they move house. ‘Remortgagers’ are external customers who are remortgaging with us.

	Stock				New business
	2018		2017		2018		2017
	£m	%	£m	%	£m	%	£m	%
Home movers	69,198	44	68,752	44	10,854	39	10,704	44
Remortgagers	51,272	32	50,424	33	9,237	34	8,065	33
First-time buyers	29,235	19	28,704	19	4,848	18	4,034	17
Buy-to-let	8,252	5	6,802	4	2,335	9	1,371	6

	157,957	100	154,682	100	27,274	100	24,174	100

Summary of Residential Mortgages by Interest Rate Profile

The interest rate profile of our mortgage asset stock was:

	2018		2017
	£m	%	£m	%
Fixed rate	115,178	73	102,036	66
Variable rate	24,396	15	29,370	19
Standard Variable Rate (SVR)	18,383	12	23,276	15

	157,957	100	154,682	100

Summary of Residential Mortgages by Geographical Distribution

The geographical distribution of our mortgage asset stock was:

	Stock		New business
UK region	2018 £bn	2017 £bn	2018 £bn	2017 £bn
London	39.0	37.6	7.1	5.8
Midlands and East Anglia	21.1	20.6	3.8	3.4
North	22.2	22.2	3.4	3.0
Northern Ireland	3.4	3.6	0.2	0.2
Scotland	6.7	6.8	1.0	1.0
South East excluding London	48.7	47.2	9.0	8.2
South West, Wales and other	16.9	16.7	2.8	2.6

	158.0	154.7	27.3	24.2

Summary of Residential Mortgages by Average Loan Size for New Business
Average loan size for new business	£’000	£’000
South East including London	270	260
Rest of the UK	150	146
UK as a whole	203	196

Summary of Residential Mortgages by Loan to Value

This table shows the LTV distribution for our mortgage stock, NPL stock and new business. We use our estimate of the property value at the balance sheet date. We include fees that have been added to the loan in the LTV calculation. For flexible products, we only include the drawn amount, not undrawn limits.

	2018			2017
		Of which:			Of which:
	Stock	NPL stock	New business	Stock	NPL stock	New business
LTV	%	%	%	%	%	%
Up to 50%	45	43	20	49	44	19
>50-75%	41	35	41	39	34	43
>75- 85%	9	8	22	7	8	19
>85-100%	4	7	17	4	7	19
>100%	1	7	—	1	7	—

	100	100	100	100	100	100

Collateral value of residential properties(1)	£157,787m	£1,850m	£27,274m	£154,459m	£1,823m	£24,174m

	%	%	%	%	%	%
Simple average(2) LTV (indexed)	42	43	63	42	44	62

Valuation weighted average(3) LTV (indexed)	39	38	59	38	38	58

(1)

Collateral value shown is limited to the balance of each associated loan. Excludes the impact of over-collateralisation (where the collateral is higher than the loan balance). Includes collateral against loans in negative equity of £969m (2017: £1,248m).

(2)	Total of all LTV% divided by the total of all accounts.
(3)	Total of all loan values divided by the total of all valuations.

Summary of Business Banking by Credit Performance

Credit performance

	2018	2017
	£m	£m
Loans and advances to customers of which:	1,802	1,912
- Stage 1	1,548
- Stage 2	165
- Stage 3	89
- Performing(1)		1,793
- Early arrears		4
- NPLs(2)	89	115

Loss allowances(3)	53	54

Stage 3 ratio(4)	4.94%
NPL ratio(5)	4.94%	6.01%
Gross write offs	15	21

(1)	Excludes loans and advances to customers where the customer did not pay for between 0 and 90 days and NPLs.
(2)	We define NPLs in the ‘Credit risk management’ section.
(3)	Loss allowances for 2017 were on an incurred loss basis per IAS 39, whilst for 2018 they are on an ECL basis per IFRS 9.
(4)	Stage 3 as a percentage of loans and advances to customers.
(5)	NPLs as a percentage of loans and advances to customers.

Summary of Residential Mortgages Portfolios of Particular Interest by Credit Performance

Credit performance

		Portfolio of particular interest(1)
			Part interest- only, part				Other
	Total	Interest-only	repayment(2) (3)	Flexible(3)	LTV >100%	Buy-to-let	portfolio
2018	£m	£m	£m	£m	£m	£m	£m
Mortgage portfolio	157,957	38,035	13,201	12,926	1,140	8,252	101,158
- Stage 1	146,619	33,001	11,824	11,558	740	7,906	96,767
- Stage 2	9,356	4,029	1,115	1,082	273	317	3,802
- Stage 3	1,982	1,005	262	286	127	29	589

Stage 3 ratio	1.25%	2.64%	1.98%	2.21%	11.14%	0.35%	0.58%

PIPs	25	12	5	3	8	—	7

2017
Mortgage portfolio	154,682	38,885	13,785	14,785	1,471	6,802	95,535
Performing	151,688	37,497	13,372	14,438	1,302	6,768	94,530
Early arrears:
- 31 to 60 days	700	317	93	67	22	9	295
- 61 to 90 days	426	203	57	35	15	4	167

NPLs	1,868	868	263	245	132	21	543

NPL ratio	1.21%	2.23%	1.91%	1.66%	8.97%	0.31%	0.57%

PIPs	29	17	5	3	10	1	6

(1)

Where a loan falls into more than one category, we have included it in all the categories that apply. As a result, the sum of the mortgages in the segments of particular interest and the other portfolio does not agree to the total mortgage portfolio.

(2)	Mortgage balance includes both the interest-only part of £9,756m (2017: £10,116m) and the non-interest-only part of the loan.
(3)	Includes legacy Alliance & Leicester flexible loans that work in a more limited way than our current Flexi loan product.

Summary of Residential Mortgages Portfolios of Particular Interest by Forbearance Applied

Forbearance(1)

The balances at 31 December 2018 and 2017 were:

	Interest-only(2)	Flexible	LTV >100%	Buy-to-Let
	£m	£m	£m	£m
2018	229	32	10	9
- Stage 2	136	18	3	6
- Stage 3	93	14	7	3
2017	208	34	13	8

(1)	Where a loan falls into more than one category, we have included it in all the categories that apply.
(2)	Comprises full interest-only loans and part interest-only, part repayment loans.

Summary of Consumer (Auto) Finance and Other Unsecured Lending by Credit Performance

Credit performance

		Other unsecured
	Consumer	Personal	Credit		Total other
	(auto) finance	loans	cards	Overdrafts	unsecured	Total
2018	£m	£m	£m	£m	£m	£m
Loans and advances to customers of which:	7,347	2,182	2,865	593	5,640	12,987
- Stage 1	6,950	2,113	2,560	422	5,095	12,045
- Stage 2	354	48	256	144	448	802
- Stage 3	43	21	49	27	97	140

NPLs(1)	43	16	49	22	87	130

Loss allowances	85	47	112	61	220	305

Stage 3 ratio(2)	0.59%				1.72%	1.08%
NPL ratio(3)	0.59%				1.54%	1.00%
Gross write-offs	24				125	149

(1)	We define NPLs in the ‘Credit risk management’ section.
(2)	Stage 3 as a percentage of loans and advances to customers.
(3)	NPLs as a percentage of loans and advances to customers.

		Other unsecured
	Consumer	Personal	Credit		Total other
	(auto) finance	loans	cards	Overdrafts	unsecured	Total
2017	£m	£m	£m	£m	£m	£m
Loans and advances to customers of which:	6,957	2,169	2,444	565	5,178	12,135
- Performing(1)	6,861	2,129	2,377	516	5,022	11,883
- Early arrears	62	24	19	25	68	130
- NPLs(2)	34	16	48	24	88	122

Loss allowances	77	44	62	29	135	212

NPL ratio(3)	0.49%				1.69%	1.00%
Gross write-offs	32				120	152

(1)	Excludes loans and advances to customers where the customer did not pay for between 0 and 90 days and NPLs.
(2)	We define NPLs in the ‘Credit risk management’ section.
(3)	NPLs as a percentage of loans and advances to customers.

Summary of Other Segments Exposures By Credit Rating

Rating distribution

These tables show our credit risk exposure according to our internal rating scale (see ‘Credit quality’ in the ‘Santander UK group level - credit risk review’ section) for each portfolio. On this scale, the higher the rating, the better the quality of the counterparty.

	Santander UK risk grade
	9	8	7	6	5	4	3 to 1	Other(1)	Total
2018	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate & Commercial Banking
SME and mid corporate	—	—	66	1,745	5,749	3,426	886	36	11,908
Commercial Real Estate	—	—	—	302	4,564	1,846	31	—	6,743
Social Housing	680	3,899	138	—	—	2	24	—	4,743

	680	3,899	204	2,047	10,313	5,274	941	36	23,394

Corporate & Investment Banking
Sovereign and Supranational	393	3,807	—	—	—	—	—	—	4,200
Large Corporate	12	3,187	5,535	6,361	888	3	78	—	16,064
Financial Institutions	856	1,392	1,490	76	—	—	—	—	3,814

	1,261	8,386	7,025	6,437	888	3	78	—	24,078

Corporate Centre
Sovereign and Supranational	34,512	91	—	1	—	—	—	—	34,604
Structured Products	2,436	2,062	318	24	—	—	—	—	4,840
Social Housing	1,377	2,847	76	43	—	—	—	—	4,343
Legacy Portfolios in run-off(2)	—	—	—	203	35	137	126	357	858
Derivatives	—	147	—	—	—	—	—	—	147
Crown Dependencies	14	39	124	77	14	8	7	—	283

	38,339	5,186	518	348	49	145	133	357	45,075

Total	40,280	17,471	7,747	8,832	11,250	5,422	1,152	393	92,547

Of which:
Stage 1	40,280	17,471	7,747	8,759	10,802	4,780	527	377	90,743
Stage 2	—	—	—	73	448	635	318	16	1,490
Stage 3	—	—	—	—	—	7	307	—	314

2017
Corporate & Commercial Banking
SME and mid corporate	—	—	259	2,183	5,402	3,574	998	214	12,630
Commercial Real Estate	—	—	—	395	6,135	2,014	60	2	8,606
Social Housing	499	2,600	171	—	—	—	4	—	3,274

	499	2,600	430	2,578	11,537	5,588	1,062	216	24,510

Corporate & Investment Banking
Sovereign and Supranational	590	3,321	444	—	—	—	—	—	4,355
Large Corporate	260	2,979	8,391	8,879	573	2	355	—	21,439
Financial Institutions	2,362	1,463	2,494	33	103	—	—	—	6,455

	3,212	7,763	11,329	8,912	676	2	355	—	32,249

Corporate Centre
Sovereign and Supranational	44,477	18	—	—	—	—	—	—	44,495
Structured Products	2,487	1,560	300	32	—	—	—	—	4,379
Social Housing	1,841	3,641	451	43	—	—	—	—	5,976
Legacy Portfolios in run-off(2)	—	—	1	359	104	124	37	400	1,025
Derivatives	—	212	—	—	—	—	—	—	212
Crown Dependencies	13	36	115	71	13	8	6	—	262

	48,818	5,467	867	505	117	132	43	400	56,349

Total	52,529	15,830	12,626	11,995	12,330	5,722	1,460	616	113,108

(1)	Smaller exposures mainly in the commercial mortgage portfolio. We use scorecards for them, instead of a rating model.
(2)	Commercial mortgages and residual structured and asset finance loans (shipping, aviation, and structured finance).

Summary of Consumer (Auto) Finance and Other Unsecured Lending By Forbearance

Forbearance

The balances at 31 December 2018 and 2017 were:

		Other unsecured
	Consumer	Personal	Credit		Total other
	(auto) finance	loans	cards	Overdrafts	unsecured	Total
	£m	£m	£m	£m	£m	£m
2018	—	—	53	26	79	79
- Stage 2	—	—	10	7	17	17
- Stage 3	—	—	43	19	62	62
2017	—	1	48	28	77	77

Summary of Residential Mortgages by Credit Performance

Credit performance

	2018 £m	2017 £m
Mortgage loans and advances to customers of which:	157,957	154,682
- Stage 1	146,619
- Stage 2	9,356
- Stage 3	1,982
Performing(1)		151,688
Early arrears:		1,126
- 31 to 60 days		700
- 61 to 90 days		426

NPLs:(2)	1,907	1,868
- By arrears	1,392	1,427
- By bankruptcy	18	14
- By maturity default	392	303
- By forbearance	80	95
- By properties in possession (PIPs)	25	29

Loss allowances(3)	234	225

Stage 2 ratio	5.92%
Stage 3 ratio	1.25%
Early arrears ratio(4)		0.73%
NPL ratio(5)	1.21%	1.21%

(1)

Excludes mortgages where the customer did not pay for between 31 and 90 days, arrears, bankruptcy, maturity default, forbearance and PIPs NPLs. Includes £2,661m of mortgages at 31 December 2017 where the customer did not pay for 30 days or less.

(2)

We define NPLs in the ‘Credit risk management’ section. All NPLs are in the UK and continue accruing interest. Our Stage 3 exposures under IFRS 9 and NPLs are subject to different criteria. These criteria are under review in parallel with the ongoing regulatory changes to the default definition.

(3)	Loss allowances for 2017 were on an incurred loss basis per IAS 39, whilst for 2018 they are on an ECL basis per IFRS 9. The loss allowance is for both on and off-balance sheet exposures.
(4)	Mortgages in early arrears as a percentage of mortgages.
(5)	Mortgage NPLs as a percentage of mortgages.

Summary of Business Banking by Forbearance	Forbearance The balances at 31 December 2018 and 2017 were:

£m
2018	74
- Stage 2	20
- Stage 3	54
2017	85

Summary of Other Segments Exposures by Geographical Distribution

Geographical distribution

We typically classify geographical location according to the counterparty’s country of domicile unless a full risk transfer guarantee is in place, in which case we use the guarantor’s country of domicile instead.

	2018					2017
				Rest of					Rest of
	UK	Europe	US	World	Total	UK	Europe	US	World	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate & Commercial Banking
SME and mid corporate	11,833	74	—	1	11,908	12,513	116	1	—	12,630
Commercial Real Estate	6,743	—	—	—	6,743	8,606	—	—	—	8,606
Social Housing	4,743	—	—	—	4,743	3,274	—	—	—	3,274

	23,319	74	—	1	23,394	24,393	116	1	—	24,510

Corporate & Investment Banking
Sovereign and Supranational	—	393	—	3,807	4,200	—	1,032	1	3,322	4,355
Large Corporate	13,080	2,752	124	108	16,064	17,430	3,699	111	199	21,439
Financial Institutions	1,237	1,886	198	493	3,814	3,102	2,121	614	618	6,455

	14,317	5,031	322	4,408	24,078	20,532	6,852	726	4,139	32,249

Corporate Centre
Sovereign and Supranational	30,587	1,409	965	1,643	34,604	35,659	1,514	6,091	1,231	44,495
Structured Products	2,576	1,142	—	1,122	4,840	2,086	1,217	—	1,076	4,379
Social Housing	4,343	—	—	—	4,343	5,976	—	—	—	5,976
Legacy Portfolios in run—off	744	—	—	114	858	909	—	—	116	1,025
Derivatives	—	—	147	—	147	—	63	149	—	212
Crown Dependencies	283	—	—	—	283	262	—	—	—	262

	38,533	2,551	1,112	2,879	45,075	44,892	2,794	6,240	2,423	56,349

Summary of Commercial Real Estate by Credit Performance

The table below shows the main CRE credit performance metrics at 31 December 2018 and 2017

	Customer			Gross write -	Loss
	loans(1)	NPLs(2)	NPL ratio(3)	offs	allowances(4)
	£m	£m	%	£m	£m
2018	6,459	29	0.45	23	26
2017	8,144	69	0.85	11	54

(1)

CRE drawn loans in the business banking portfolio of our Retail Banking segment of £257m (2017: £257m) and in the CRE portfolio of our Corporate & Commercial Banking segment of £6,202m (2017: £7,886m).

(2)	We define NPLs in the ‘Credit risk management’ section. All NPLs continue accruing interest.
(3)	NPLs as a percentage of customer loans.
(4)	Loss allowances for 2017 were on an incurred loss basis per IAS 39, whilst for 2018 they are on an ECL basis per IFRS 9. The ECL allowance is for both on and off–balance sheet exposures.

Social Housing Exposure

At 31 December 2018 and 2017, our total Social Housing exposure in Corporate & Commercial Banking and Corporate Centre was:

	2018		2017
	On-balance sheet	Total exposure	On-balance sheet	Total exposure
	£m	£m	£m	£m
Corporate & Commercial Banking	2,844	4,743	2,118	3,274
Corporate Centre	3,780	4,343	5,060	5,976

	6,624	9,086	7,178	9,250

Mortgages [member]
Statement [LineItems]
Summary of ECL Reconciliation

The following table shows changes in total exposures subject to ECL assessment, and the corresponding ECL, for residential mortgages in the period. The footnotes to the Santander UK group level analysis on page 83 are also applicable to this table.

	Non-credit impaired				Credit impaired
	Stage 1 Subject to 12-month ECL		Stage 2 Subject to lifetime ECL		Stage 3 Subject to lifetime ECL
Mortgages	Exposures(1) £m	ECL £m	Exposures(1) £m	ECL £m	Exposures(1) £m	ECL £m	Exposures(1) £m	ECL £m
At 1 January 2018	155,155	20	9,884	131	2,004	121	167,043	272

Change in economic scenarios(2)	—	(6)	—	(7)	—	(8)	—	(21)

Changes to model	—	—	—	2	—	2	—	4

Transfer to lifetime ECL (not-credit impaired)(3)	(2,941)	(1)	2,941	1	—	—	—	—
Transfer to credit impaired(3)	(329)	(6)	(512)	(12)	841	18	—	—
Transfer to 12-month ECL(3)	2,628	21	(2,628)	(21)	—	—	—	—
Transfer from credit impaired(3)	4	—	405	14	(409)	(14)	—	—

Transfers of financial instruments	(638)	14	206	(18)	432	4	—	—

Net remeasurement of ECL on stage transfer(4)	—	(20)	—	20	—	14	—	14
New assets originated or purchased(5)	28,330	2	446	5	3	1	28,779	8
Other(6)	(7,327)	6	(244)	(4)	(36)	3	(7,607)	5
Assets derecognised - closed good (7)	(17,781)	(4)	(860)	(10)	(327)	(13)	(18,968)	(27)
Assets derecognised - written off (7)	—	—	—	—	(77)	(18)	(77)	(18)

At 31 December 2018	157,739	12	9,432	119	1,999	106	169,170	237

Net movement in the year	2,584	(8)	(452)	(12)	(5)	(15)	2,127	(35)

Charge/(release) to the Income Statement		(8)		(12)		3		(17)

Recoveries net of collection costs		—		—		(4)		(4)

Income Statement charge/(release) for the year		(8)		(12)		(1)		(21)

Summary of Modification of Loan Terms

The following tables provide information on financial assets that were forborne while they had a loss allowance measured at an amount equal to lifetime ECL.

£m
Financial assets modified during the period:
- Amortised cost before modification	207
- Net modification loss	3
Financial assets modified since initial recognition:
- Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	158

Summary of Residential Mortgages by Forbearance Applied

The balances at 31 December 2018 and 2017, analysed by their staging (2017: payment status) at the year-end and the forbearance we applied, were:

	Capitalisation	Term extension	Interest-only	Total	Loss allowance
2018	£m	£m	£m	£m	£m
Stage 2	375	161	389	925	9
Stage 3	212	95	113	420	20

	587	256	502	1,345	29

Proportion of portfolio	0.4%	0.2%	0.3%	0.9%

2017
In arrears	260	63	175	498	22
Performing	392	178	407	977	5

	652	241	582	1,475	27

Proportion of portfolio	0.4%	0.2%	0.4%	1.0%

(1)	We base forbearance type on the first forbearance on the accounts.

Other business segments [member]
Statement [LineItems]
Summary of ECL Reconciliation

The following tables show changes in total exposures and ECL in the year. The footnotes to the Santander UK group level table on page 83 also apply to these tables.

	Non-credit impaired				Credit impaired
	Stage 1 Subject to 12-month ECL		Stage 2 Subject to lifetime ECL		Stage 3 Subject to lifetime ECL		Total
Corporate & Commercial Banking	Exposures(1) £m	ECL £m	Exposures(1) £m	ECL £m	Exposures(1) £m	ECL £m	Exposures(1) £m	ECL £m
At 1 January 2018	22,417	43	866	33	388	173	23,671	249

Change in economic scenarios(2)	—	5	—	(3)	—	—	—	2

Transfer to lifetime ECL (not-credit impaired)(3)	(670)	(3)	670	3	—	—	—	—
Transfer to credit impaired(3)	(41)	—	(31)	(1)	72	1	—	—
Transfer to 12-month ECL(3)	200	8	(200)	(8)	—	—	—	—
Transfer from credit impaired(3)	2	1	2	1	(4)	(2)	—	—

Transfers of financial instruments	(509)	6	441	(5)	68	(1)	—	—

Net remeasurement of ECL on stage transfer(4)	—	(7)	—	10	—	18	—	21
New assets originated or purchased (5)	9,115	12	281	5	3	1	9,399	18
Other(6)	879	(3)	(58)	(3)	(2)	37	819	31
Assets derecognised - closed good (7)	(10,569)	(19)	(304)	(5)	(76)	(18)	(10,949)	(42)
Assets derecognised - written off (7)	—	—	—	—	(105)	(97)	(105)	(97)

At 31 December 2018	21,333	37	1,226	32	276	113	22,835	182

Net movement in the year	(1,084)	(6)	360	(1)	(112)	(60)	(836)	(67)

Charge/(release) to the Income Statement		(6)		(1)		37		30

Recoveries net of collection costs		—		—		(7)		(7)

Income statement charge/(release) for the year		(6)		(1)		30		23

Corporate & Investment Banking	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2018	26,583	16	109	—	372	242	27,064	258

Changes to model	—	—	—	—	—	(9)	—	(9)

Transfer to lifetime ECL (not-credit impaired)(3)	(2)	—	2	—	—	—	—	—

New assets originated or purchased(5)	35,926	4	133	3	—	—	36,059	7
Other(6)	(2,306)	(1)	83	1	(47)	29	(2,270)	29
Assets derecognised - closed good (7)	(18,101)	(14)	(193)	(1)	—	—	(18,294)	(15)
Assets derecognised - written off (7)	—	—	—	—	(299)	(252)	(299)	(252)

At 31 December 2018	42,100	5	134	3	26	10	42,260	18

Net movement in the year	15,517	(11)	25	3	(346)	(232)	15,196	(240)

Charge/(release) to the Income Statement		(11)		3		20		12

Recoveries net of collection costs		—		—		2		2

Income statement charge/(release) for the year		(11)		3		22		14

Corporate Centre	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2018	57,155	7	250	4	20	8	57,425	19

Change in economic scenarios(2)	—	1	—	—	—	—	—	1

Transfer to lifetime ECL (not-credit impaired)(3)	(111)	(1)	111	1	—	—	—	—
Transfer to credit impaired(3)	—	—	(4)	—	4	—	—	—
Transfer to 12-month ECL(3)	133	3	(133)	(3)	—	—	—	—
Transfer from credit impaired(3)	—	—	3	1	(3)	(1)	—	—
Transfers of financial instruments	22	2	(23)	(1)	1	(1)	—	—

Net remeasurement of ECL on stage transfer(4)	—	(2)	—	—	—	1	—	(1)
New assets originated or purchased(5)	7,526	1	2	—	2	1	7,530	2
Other(6)	(10,187)	(2)	(6)	—	3	1	(10,190)	(1)
Assets derecognised - closed good (7)	(4,617)	(2)	(90)	—	(7)	(2)	(4,714)	(4)
Assets derecognised - written off (7)	—	—	—	—	(3)	(3)	(3)	(3)

At 31 December 2018	49,899	5	133	3	16	5	50,048	13

Net movement in the year	(7,256)	(2)	(117)	(1)	(4)	(3)	(7,377)	(6)

Charge/(release) to the Income Statement		(2)		(1)		—		(3)

Recoveries net of collection costs		—		—		(4)		(4)

Income statement charge/(release) for the year		(2)		(1)		(4)		(7)

Summary of Modification of Loan Terms

The following table provides information on financial assets that were forborne while they had a loss allowance measured at an amount equal to lifetime ECL.

	Corporate &	Corporate &
	Commercial	Investment	Corporate
	Banking	Banking	Centre
	£m	£m	£m
Financial assets modified during the period:

– Amortised cost before modification	104	—	2
– Net modification loss	10	—	—

Financial assets modified since initial recognition:

– Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	8	7	4

Corporate and investment banking [member]
Statement [LineItems]
Summary of Annual Growth Rates	The average annual growth rates over a 4 year forecast for each of the scenarios for our CIB portfolio are:

	Upside	Base case	Downside
Assumption	%	%	%
GDP	4.2	3.6	2.7

Summary of Probability Weightings Applied to Scenarios	The probability weights we applied to the scenarios for our CIB portfolio are:

Scenario type	Probability %
Upside	20
Base case	60
Downside	20

Retail banking [member]
Statement [LineItems]
Summary of ECL Reconciliation

The following table shows changes in total exposures subject to ECL assessment, and the corresponding ECL in the period. The footnotes to the Santander UK group level table on page 83 also apply to this table.

	Non-credit impaired				Credit impaired
	Stage 1 Subject to 12-month ECL		Stage 2 Subject to lifetime ECL		Stage 3 Subject to lifetime ECL		Total
	Exposures(1) £m	ECL £m	Exposures(1) £m	ECL £m	Exposures(1) £m	ECL £m	Exposures(1) £m	ECL £m
At 1 January 2018	178,978	110	10,885	247	2,263	268	192,126	625

Change in economic scenarios(2)	—	(1)	—	(9)	—	(8)	—	(18)

Changes to model	—	(1)	—	2	—	1	—	2

Transfer to lifetime ECL (not-credit impaired)(3)	(3,407)	(7)	3,407	7	—	—	—	—
Transfer to credit impaired(3)	(403)	(7)	(569)	(22)	972	29	—	—
Transfer to 12-month ECL(3)	2,992	58	(2,992)	(58)	—	—	—	—
Transfer from credit impaired(3)	15	5	438	26	(453)	(31)	—	—

Transfers of financial instruments	(803)	49	284	(47)	519	(2)	—	—

Net remeasurement of ECL on stage transfer(4)	—	(54)	—	73	—	60	—	79
New assets originated or purchased(5)	33,366	26	670	26	15	11	34,051	63
Other(6)	(8,253)	(15)	(312)	(10)	97	104	(8,468)	79
Assets derecognised - closed good (7)	(20,257)	(18)	(1,007)	(13)	(390)	(23)	(21,654)	(54)
Assets derecognised - written off (7)	—	—	—	—	(250)	(182)	(250)	(182)

At 31 December 2018	183,031	96	10,520	269	2,254	229	195,805	594

Net movement in the year	4,053	(14)	(365)	22	(9)	(39)	3,679	(31)

Charge/(release) to the Income Statement		(14)		22		143		151

Recoveries net of collection costs		—		—		(27)		(27)

Income Statement charge/(release) for the year		(14)		22		116		124

Consumer (auto) finance [member]
Statement [LineItems]
Summary of Modification of Loan Terms

The following table provides information on financial assets that were forborne while they had a loss allowance measured at an amount equal to lifetime ECL.

	Credit cards £m	Overdrafts £m	Total other unsecured £m
Financial assets modified during the period:
- Amortised cost before modification	26	17	43
- Net modification loss	12	8	20
Financial assets modified since initial recognition:
- Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	2	3	5

Business Banking [member]
Statement [LineItems]
Summary of Modification of Loan Terms

The following table provides information on financial assets that were forborne while they had a loss allowance measured at an amount equal to lifetime ECL.

£m
Financial assets modified during the period:
- Amortised cost before modification	14
- Net modification loss	1
Financial assets modified since initial recognition:
- Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	3